DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Brazil - 2.6%
Americanas SA	2,986	$12,666
Atacadao SA	2,352	9,604
Banco Bradesco SA	7,685	27,376
Banco Santander Brasil SA	2,021	14,309
CCR SA	5,759	16,213
Cosan SA	4,944	22,547
Energisa SA	877	8,221
Equatorial Energia SA	4,788	24,028
Hapvida Participacoes e Investimentos SA, 144A	20,166	28,598
Hypera SA	1,820	14,898
Klabin SA	3,376	15,916
Localiza Rent a Car SA	2,778	33,721
Lojas Renner SA	4,696	26,361
Natura & Co. Holding SA	4,253	14,782
Petro Rio SA*	3,303	19,510
Raia Drogasil SA	4,952	21,580
Rede D’Or Sao Luiz SA, 144A	1,901	14,370
Rumo SA	6,084	22,700
Telefonica Brasil SA	2,455	26,448
TIM SA	3,875	11,776
TOTVS SA	2,421	14,495
Ultrapar Participacoes SA	3,233	9,804
WEG SA	7,846	42,007

(Cost $483,906)		451,930

Chile - 0.3%
Cencosud SA	6,914	11,091
Empresas CMPC SA	4,921	8,514
Empresas Copec SA	1,786	14,191
Enel Americas SA	108,973	11,805
Falabella SA	3,532	10,350
(Cost $70,819)		55,951

China - 28.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	700	2,270
3SBio, Inc., 144A*	5,990	4,451
AAC Technologies Holdings, Inc.	3,369	7,326
Air China Ltd., Class A*	2,300	3,337
Air China Ltd., Class H*	8,614	6,280
Airtac International Group	1,000	32,730
Alibaba Group Holding Ltd.*	70,809	868,692
A-Living Smart City Services Co. Ltd., 144A*	2,520	4,021
Angel Yeast Co. Ltd., Class A	200	1,271
Anjoy Foods Group Co. Ltd., Class A	100	1,968
Baidu, Inc., ADR*	1,305	183,157
Baoshan Iron & Steel Co. Ltd., Class A	7,200	6,899
BBMG Corp., Class A	2,500	1,052
Beijing Capital International Airport Co. Ltd., Class H*	8,329	4,883
BYD Co. Ltd., Class A	557	24,676
BYD Co. Ltd., Class H	3,883	138,581
By-health Co. Ltd., Class A	300	893
CanSino Biologics, Inc., Class A*	26	680
CanSino Biologics, Inc., Class H, 144A*	334	3,365
China Communications Services Corp. Ltd., Class H	10,599	4,972
China Conch Venture Holdings Ltd.	7,846	20,401
China Construction Bank Corp., Class H	445,359	331,512
China Eastern Airlines Corp. Ltd., Class A*	4,800	3,464
China Feihe Ltd., 144A	16,950	17,154
China Jushi Co. Ltd., Class A	1,028	2,515
China Lesso Group Holdings Ltd.	5,769	7,412
China Medical System Holdings Ltd.	6,146	9,087
China Merchants Bank Co. Ltd., Class A	5,700	33,870
China Merchants Bank Co. Ltd., Class H	18,506	117,939
China Molybdenum Co. Ltd., Class A	5,424	3,873
China Molybdenum Co. Ltd., Class H	15,818	7,762
China Resources Mixc Lifestyle Services Ltd., 144A	3,222	15,893
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	2,628
China Southern Airlines Co. Ltd., Class A*	3,674	3,570
China Southern Airlines Co. Ltd., Class H*	7,579	4,183
China Three Gorges Renewables Group Co. Ltd., Class A	8,038	7,473
China Vanke Co. Ltd., Class A	2,679	7,143
China Vanke Co. Ltd., Class H	7,845	17,359
CIFI Ever Sunshine Services Group Ltd.	4,287	4,972
CIFI Holdings Group Co. Ltd.	18,313	7,960
CITIC Ltd.	27,511	30,893
Contemporary Amperex Technology Co. Ltd., Class A	653	39,887
Country Garden Services Holdings Co. Ltd.	9,798	38,840
CSPC Pharmaceutical Group Ltd.	42,975	46,012
Dali Foods Group Co. Ltd., 144A	10,915	5,509
ENN Energy Holdings Ltd.	3,734	57,255
ENN Natural Gas Co. Ltd., Class A	800	2,192
Eve Energy Co. Ltd., Class A*	594	7,153
Fosun International Ltd.	12,129	12,337
Ganfeng Lithium Co. Ltd., Class A	350	6,236
Ganfeng Lithium Co. Ltd., Class H, 144A	1,233	15,842
GEM Co. Ltd., Class A	1,200	1,321
Genscript Biotech Corp.*	5,484	16,217
Gotion High-tech Co. Ltd., Class A*	500	2,761
Greentown Service Group Co. Ltd.	6,836	6,892
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,390
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	2,267
Hansoh Pharmaceutical Group Co. Ltd., 144A	5,709	10,289
Huatai Securities Co. Ltd., Class A	4,200	8,376

Huatai Securities Co. Ltd., Class H, 144A	4,826	6,754
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,704	9,694
Jafron Biomedical Co. Ltd., Class A*	200	1,318
Jiangsu Zhongtian Technology Co. Ltd., Class A*	1,100	3,022
Jinke Properties Group Co. Ltd., Class A	1,400	658
Jinxin Fertility Group Ltd., 144A*	6,511	5,112
Kingdee International Software Group Co. Ltd.*	12,310	24,289
Lenovo Group Ltd.	33,522	33,071
Li Auto, Inc., ADR*	2,651	66,461
Logan Group Co. Ltd. (a)	7,124	1,980
Longfor Group Holdings Ltd., 144A	8,638	43,104
Meituan, Class B, 144A*	19,108	455,442
Microport Scientific Corp.	3,055	6,051
Ming Yang Smart Energy Group Ltd., Class A	600	2,286
NetEase, Inc.	9,686	210,126
Ovctek China, Inc., Class A	340	2,343
Pharmaron Beijing Co. Ltd., Class A	200	3,571
Pharmaron Beijing Co. Ltd., Class H, 144A	652	7,866
Ping An Healthcare and Technology Co. Ltd., 144A*	2,563	6,893
Pop Mart International Group Ltd., 144A*	2,661	10,260
Postal Savings Bank of China Co. Ltd., Class A	10,500	8,253
Postal Savings Bank of China Co. Ltd., Class H, 144A	33,985	25,254
SF Holding Co. Ltd., Class A*	1,400	10,878
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,451	13,823
Shanghai Electric Group Co. Ltd., Class A	4,200	2,559
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	524	3,436
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,357	9,929
Shanghai M&G Stationery, Inc., Class A	200	1,550
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	808
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,513	5,723
Shenzhen Inovance Technology Co. Ltd., Class A	744	6,820
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	400	18,115
Sinopharm Group Co. Ltd., Class H	6,435	15,961
Sinotrans Ltd., Class A	1,400	830
Sinotruk Hong Kong Ltd.	2,943	4,179
Skshu Paint Co. Ltd., Class A	140	1,954
Sungrow Power Supply Co. Ltd., Class A*	438	5,243
Tencent Holdings Ltd.	29,104	1,344,366
Tongcheng Travel Holdings Ltd.*	4,170	8,005
Topchoice Medical Corp., Class A*	100	2,095
Uni-President China Holdings Ltd.	6,876	5,557
Unisplendour Corp. Ltd., Class A	1,040	2,772
Vipshop Holdings Ltd., ADR*	2,118	19,697
Want Want China Holdings Ltd.	22,517	22,415
WuXi AppTec Co. Ltd., Class A	694	9,903
WuXi AppTec Co. Ltd., Class H, 144A	1,706	21,060
Wuxi Biologics Cayman, Inc., 144A*	17,066	126,164
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,700	3,146
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,442	5,642
Xinyi Solar Holdings Ltd.	23,141	41,235
XPeng, Inc., ADR*	1,892	44,462
Yadea Group Holdings Ltd., 144A	5,214	8,467
Yum China Holdings, Inc.	2,016	91,647
Yunnan Baiyao Group Co. Ltd., Class A	490	4,138
Yunnan Energy New Material Co. Ltd., Class A	300	9,781
Zhejiang Chint Electrics Co. Ltd., Class A	612	3,360
Zhejiang Expressway Co. Ltd., Class H*	7,335	6,479
Zhejiang Huayou Cobalt Co. Ltd., Class A*	438	6,196
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	2,137
Zhejiang Weixing New Building Materials Co. Ltd., Class A	300	824
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	3,374
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,990	3,695

(Cost $6,708,414)		5,071,576

Colombia - 0.2%
Bancolombia SA	1,169	14,031
Interconexion Electrica SA ESP	2,207	13,899

(Cost $27,935)		27,930

Czech Republic - 0.1%
Komercni Banka AS	362	11,228
Moneta Money Bank AS, 144A	1,823	6,049

(Cost $19,637)		17,277

Egypt - 0.1%
Commercial International Bank Egypt SAE
(Cost $19,511)	7,679	17,005

Greece - 0.2%
Alpha Services and Holdings SA*	8,953	9,447
Eurobank Ergasias Services and Holdings SA*	12,381	13,827
Public Power Corp. SA*	986	6,464

(Cost $30,607)		29,738

Hong Kong - 1.7%
Alibaba Health Information Technology Ltd.*	18,376	9,369
Beijing Enterprises Water Group Ltd.	19,864	6,583
China Everbright Environment Group Ltd.	18,969	11,412

China Gas Holdings Ltd.	14,436	21,528
China Mengniu Dairy Co. Ltd.*	14,995	77,024
China Overseas Land & Investment Ltd.	18,245	53,022
China Resources Cement Holdings Ltd.	10,883	8,614
China Resources Gas Group Ltd.	4,344	18,189
China Ruyi Holdings Ltd.*	11,564	3,302
Far East Horizon Ltd.	7,092	6,291
Hopson Development Holdings Ltd.	3,091	5,035
Kunlun Energy Co. Ltd.	18,194	15,676
Shenzhen International Holdings Ltd.	5,496	5,296
Shimao Group Holdings Ltd. (a)(b)	7,398	4,168
Sino Biopharmaceutical Ltd.	49,478	27,812
Vinda International Holdings Ltd.	1,423	3,566
Wharf Holdings Ltd.	5,814	19,453

(Cost $413,363)		296,340

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	1,978	14,190
OTP Bank Nyrt	1,042	24,800

(Cost $69,950)		38,990

India - 12.4%
Adani Green Energy Ltd.*	1,450	35,280
Adani Total Gas Ltd.	1,301	40,183
Asian Paints Ltd.	1,823	67,148
Axis Bank Ltd.*	10,140	89,493
Berger Paints India Ltd.	1,108	8,776
Britannia Industries Ltd.*	503	23,634
Colgate-Palmolive India Ltd.	567	11,884
Dabur India Ltd.	2,869	19,179
Eicher Motors Ltd.	647	23,174
GAIL India Ltd.	6,023	11,420
Grasim Industries Ltd.	1,259	23,167
Havells India Ltd.	1,246	19,288
HCL Technologies Ltd.	5,145	68,971
Hero MotoCorp Ltd.	566	20,223
Hindalco Industries Ltd.	6,126	33,342
Hindustan Unilever Ltd.	3,906	118,396
Housing Development Finance Corp. Ltd.	8,111	240,996
ICICI Prudential Life Insurance Co. Ltd., 144A	1,416	9,513
Indraprastha Gas Ltd.	1,416	6,898
Info Edge India Ltd.	370	19,847
Infosys Ltd., ADR	9,583	180,735
Infosys Ltd.	6,222	120,503
Kotak Mahindra Bank Ltd.	2,512	59,757
Lupin Ltd.	1,104	8,797
Mahindra & Mahindra Ltd.	4,154	55,344
Marico Ltd.	2,443	16,793
Nestle India Ltd.	161	36,688
PI Industries Ltd.	403	14,318
Piramal Enterprises Ltd.	526	12,839
Reliance Industries Ltd.	14,172	480,573
Shree Cement Ltd.	54	15,383
Shriram Transport Finance Co. Ltd.	815	12,347
Siemens Ltd.	322	10,095
State Bank of India	8,514	51,334
Tata Consultancy Services Ltd.	4,332	187,726
UPL Ltd.	2,302	23,116

(Cost $1,905,735)		2,177,160

Indonesia - 1.7%
Aneka Tambang Tbk*	39,626	6,821
PT Bank Central Asia Tbk	260,695	138,563
PT Bank Negara Indonesia Persero Tbk	34,111	21,464
PT Barito Pacific Tbk	124,472	7,128
PT Indah Kiat Pulp & Paper Tbk	12,980	7,344
PT Kalbe Farma Tbk	104,612	12,018
PT Merdeka Copper Gold Tbk*	57,615	21,535
PT Telkom Indonesia Persero Tbk	227,182	67,153
PT Tower Bersama Infrastructure Tbk*	37,279	7,542
PT Unilever Indonesia Tbk	37,445	12,147

(Cost $275,006)		301,715

Kuwait - 0.4%
Kuwait Finance House KSCP
(Cost $54,829)	23,935	70,273

Malaysia - 2.0%
AMMB Holdings Bhd*	8,900	7,399
Axiata Group Bhd	12,983	9,518
CIMB Group Holdings Bhd	31,950	37,580
DiGi.Com Bhd	15,300	12,335
HAP Seng Consolidated Bhd	3,300	6,256
Hartalega Holdings Bhd	9,000	8,633
IHH Healthcare Bhd	8,100	12,395
Kuala Lumpur Kepong Bhd	1,900	11,091
Malayan Banking Bhd	22,575	46,918
Malaysia Airports Holdings Bhd*	5,100	7,653
Maxis Bhd	10,600	9,175
MISC Bhd	6,200	10,153
Nestle Malaysia Bhd	300	9,236
Petronas Dagangan Bhd	1,300	6,698
Petronas Gas Bhd	4,000	15,786
PPB Group Bhd	3,100	11,767
Press Metal Aluminium Holdings Bhd	15,800	19,991
Public Bank Bhd	69,675	75,268
QL Resources Bhd	4,800	5,624
RHB Bank Bhd	7,781	10,805
Sime Darby Bhd	12,200	6,102
Telekom Malaysia Bhd	5,300	6,488
Top Glove Corp. Bhd	24,800	7,930

(Cost $358,205)		354,801

Mexico - 1.7%
Arca Continental SAB de CV	2,098	14,239
Cemex SAB de CV, Series CPO*	70,447	33,092
Coca-Cola Femsa SAB de CV	2,574	15,393
Fomento Economico Mexicano SAB de CV	9,152	68,446
Gruma SAB de CV, Class B	1,110	13,168

Grupo Aeroportuario del Sureste SAB de CV, Class B	798	17,405
Grupo Bimbo SAB de CV, Series A	5,881	19,308
Grupo Financiero Banorte SAB de CV, Class O	12,296	79,584
Grupo Televisa SAB, Series CPO	11,279	23,047
Industrias Penoles SAB de CV	654	7,679
Kimberly-Clark de Mexico SAB de CV, Class A	7,516	11,617

(Cost $322,238)		302,978

Peru - 0.3%
Credicorp Ltd.
(Cost $46,466)	331	46,466

Philippines - 0.5%
Globe Telecom, Inc.	125	5,794
GT Capital Holdings, Inc.	370	3,549
JG Summit Holdings, Inc.	14,660	15,251
Monde Nissin Corp., 144A*	28,600	8,080
SM Investments Corp.	1,202	19,686
SM Prime Holdings, Inc.	47,900	33,739
Universal Robina Corp.	4,580	9,442

(Cost $105,477)		95,541

Poland - 0.8%
Bank Polska Kasa Opieki SA	874	19,056
CD Projekt SA*	333	8,461
KGHM Polska Miedz SA	656	22,328
Polski Koncern Naftowy ORLEN SA	1,431	24,729
Polskie Gornictwo Naftowe i Gazownictwo SA	8,053	11,269
Powszechna Kasa Oszczednosci Bank Polski SA*	4,129	30,782
Powszechny Zaklad Ubezpieczen SA	2,820	21,353
Santander Bank Polska SA	174	10,481

(Cost $197,419)		148,459

Qatar - 1.0%
Commercial Bank PSQC	8,871	17,200
Qatar Fuel QSC	2,225	10,509
Qatar Gas Transport Co. Ltd.	13,548	13,913
Qatar National Bank QPSC	21,403	126,652

(Cost $143,915)		168,274

Romania - 0.1%
NEPI Rockcastle S.A.
(Cost $14,655)	2,017	12,711

Russia - 0.0%
Gazprom PJSC (a)	68,905	0
LUKOIL PJSC (a)	2,408	0
LUKOIL PJSC, ADR (a)	1	0
Mobile TeleSystems PJSC, ADR (a)	2,662	0
Moscow Exchange MICEX-RTS PJSC*(a)	8,602	0
Novatek PJSC, GDR (a)	530	0
Novolipetsk Steel PJSC (a)	8,462	0
PhosAgro PJSC, GDR (a)	804	0
PhosAgro PJSC, GDR*(a)	4	0
Polymetal International PLC (a)	2,070	0
Polyus PJSC (a)	193	0

(Cost $684,383)		0

Saudi Arabia - 2.0%
Bank AlBilad*	2,293	30,569
Dr Sulaiman Al Habib Medical Services Group Co.	412	23,486
Saudi Arabian Mining Co.*	2,027	35,184
Saudi Arabian Oil Co., 144A	11,216	125,304
Saudi Basic Industries Corp.	4,257	130,077

(Cost $296,837)		344,620

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $7,218)	897	7,409

South Africa - 6.0%
Absa Group Ltd.	3,803	44,825
Anglo American Platinum Ltd.	258	28,367
Aspen Pharmacare Holdings Ltd.	1,867	19,365
Bid Corp. Ltd.	1,579	33,953
Bidvest Group Ltd.	1,309	18,324
Capitec Bank Holdings Ltd.	386	55,811
Clicks Group Ltd.	1,158	22,625
Discovery Ltd.*	2,060	19,227
FirstRand Ltd.	23,865	110,889
Gold Fields Ltd.	4,214	41,386
Growthpoint Properties Ltd. REIT	17,254	15,943
Impala Platinum Holdings Ltd.	3,863	53,055
Kumba Iron Ore Ltd.	308	11,654
Mr Price Group Ltd.	1,083	14,420
MTN Group Ltd.	7,970	86,329
MultiChoice Group	1,784	15,316
Naspers Ltd., Class N	1,029	113,204
Nedbank Group Ltd.	2,162	32,936
Northam Platinum Holdings Ltd.*	1,695	20,448
Old Mutual Ltd.	21,945	17,969
Remgro Ltd.	2,435	23,522
Sanlam Ltd.	7,685	33,272
Sasol Ltd.*	2,642	70,376
Shoprite Holdings Ltd.	2,409	33,335
SPAR Group Ltd. (b)	871	8,569
Standard Bank Group Ltd.	6,338	72,686
Vodacom Group Ltd.	3,013	28,421

(Cost $1,025,880)		1,046,227

South Korea - 7.5%
Amorepacific Corp.	154	20,352
AMOREPACIFIC Group	145	5,397
BGF retail Co. Ltd.	37	5,488
Celltrion Healthcare Co. Ltd.	405	20,230
CJ CheilJedang Corp.	40	12,722
CJ Corp.	82	5,660
CJ Logistics Corp.*	41	4,292

Coway Co. Ltd.	251	14,506
Doosan Bobcat, Inc.	215	6,604
GS Engineering & Construction Corp.	295	9,490
Hana Financial Group, Inc.	1,369	54,773
Hanwha Solutions Corp.*	552	17,423
HMM Co. Ltd.	1,257	32,969
Hyundai Engineering & Construction Co. Ltd.	374	13,089
Hyundai Glovis Co. Ltd.	88	15,079
Kakao Corp.	1,478	101,544
KB Financial Group, Inc.	1,863	90,952
Korea Zinc Co. Ltd.	42	20,199
Korean Air Lines Co. Ltd.*	819	19,231
LG Chem Ltd.	230	108,754
LG Corp.	401	25,994
LG Display Co. Ltd.	1,078	15,117
LG Electronics, Inc.	503	42,689
LG Household & Health Care Ltd.	45	26,697
Lotte Chemical Corp.	81	13,389
NAVER Corp.	611	142,231
NCSoft Corp.	77	28,318
Netmarble Corp., 144A	95	6,412
POSCO Chemical Co. Ltd.	145	15,295
Samsung Engineering Co. Ltd.*	724	14,366
Samsung Life Insurance Co. Ltd.	382	21,027
Samsung SDI Co. Ltd.	260	120,837
Samsung SDS Co. Ltd.	163	19,565
Samsung Securities Co. Ltd.	293	9,390
Shinhan Financial Group Co. Ltd.	2,056	71,541
SK Biopharmaceuticals Co. Ltd.*	131	9,180
SK IE Technology Co. Ltd., 144A*	122	12,425
SK Innovation Co. Ltd.*	238	41,456
SK Telecom Co. Ltd.	124	5,723
SK, Inc.	173	34,678
SKC Co. Ltd.	100	13,013
Woori Financial Group, Inc.	2,378	28,639
Yuhan Corp.	243	11,863

(Cost $1,470,171)		1,308,599

Taiwan - 22.0%
Acer, Inc.	13,743	13,778
AU Optronics Corp.	39,299	24,371
Cathay Financial Holding Co. Ltd.	36,919	70,849
Chailease Holding Co. Ltd.	6,280	48,682
China Airlines Ltd.*	13,000	12,138
China Steel Corp.	55,718	66,516
Chunghwa Telecom Co. Ltd.	17,695	77,425
CTBC Financial Holding Co. Ltd.	80,449	75,252
Delta Electronics, Inc.	8,627	71,780
E.Sun Financial Holding Co. Ltd.	56,599	59,670
Eva Airways Corp.*	12,000	14,098
Evergreen Marine Corp. Taiwan Ltd.	12,152	58,824
Far Eastern New Century Corp.	13,020	13,682
Far EasTone Telecommunications Co. Ltd.	7,147	19,625
First Financial Holding Co. Ltd.	49,483	46,627
Fubon Financial Holding Co. Ltd.	33,009	72,898
Hotai Motor Co. Ltd.	1,423	31,034
Hua Nan Financial Holdings Co. Ltd.	41,232	33,810
MediaTek, Inc.	7,193	224,278
Mega Financial Holding Co. Ltd.	51,633	68,933
Nan Ya Plastics Corp.	22,136	65,054
President Chain Store Corp.	2,564	24,337
Shanghai Commercial & Savings Bank Ltd.	16,940	29,532
SinoPac Financial Holdings Co. Ltd.	47,046	29,419
Taishin Financial Holding Co. Ltd.	47,190	29,184
Taiwan Cement Corp.	24,110	35,386
Taiwan Cooperative Financial Holding Co. Ltd.	44,000	42,674
Taiwan High Speed Rail Corp.	10,443	9,966
Taiwan Mobile Co. Ltd.	8,341	31,036
Taiwan Semiconductor Manufacturing Co. Ltd.	115,353	2,225,588
Uni-President Enterprises Corp.	22,716	52,750
United Microelectronics Corp.	55,671	98,587
Walsin Lihwa Corp.	11,000	17,850
Wan Hai Lines Ltd.	2,883	15,595
Yang Ming Marine Transport Corp.*	8,355	35,838

(Cost $2,888,279)		3,847,066

Thailand - 2.6%
Advanced Info Service PCL, NVDR	5,700	36,146
Airports of Thailand PCL, NVDR*	20,400	41,581
Asset World Corp. PCL, NVDR	44,800	6,677
B Grimm Power PCL, NVDR	3,800	3,831
Bangkok Dusit Medical Services PCL, NVDR	44,100	33,185
Berli Jucker PCL, NVDR	6,600	6,992
BTS Group Holdings PCL, NVDR	39,800	10,351
Bumrungrad Hospital PCL, NVDR	2,500	12,748
Central Pattana PCL, NVDR	9,300	17,461
Charoen Pokphand Foods PCL, NVDR	19,000	14,436
CP ALL PCL, NVDR	27,300	52,853
Energy Absolute PCL, NVDR	7,000	18,359
Home Product Center PCL, NVDR	27,200	11,843
Indorama Ventures PCL, NVDR	7,700	11,082
Intouch Holdings PCL, NVDR	5,300	11,074
Krungthai Card PCL, NVDR	3,900	6,981
Minor International PCL, NVDR*	15,354	15,704
Osotspa PCL	1,800	1,828
Osotspa PCL, NVDR	3,800	3,859
PTT Exploration & Production PCL, NVDR	6,600	32,691
PTT Global Chemical PCL, NVDR	10,600	14,946
PTT Oil & Retail Business PCL, NVDR	14,100	11,434
SCB X PCL, NVDR	4,500	14,860
SCG Packaging PCL, NVDR	4,900	8,126
Siam Cement PCL, NVDR	3,700	40,222
Thai Union Group PCL, NVDR	12,700	6,383

True Corp. PCL, NVDR	54,000	6,943

(Cost $454,269)		452,596

Turkey - 0.2%
KOC Holding AS	3,721	9,307
Turkiye Is Bankasi AS, Class C	6,434	4,253
Turkiye Petrol Rafinerileri AS*	636	10,523
Turkiye Sise ve Cam Fabrikalari AS	6,472	8,287

(Cost $30,694)		32,370

United Arab Emirates - 2.1%
Abu Dhabi Commercial Bank PJSC	13,076	35,599
Abu Dhabi Islamic Bank PJSC	6,628	15,049
Aldar Properties PJSC	18,711	26,948
Emirates NBD Bank PJSC	8,084	28,942
Emirates Telecommunications Group Co. PJSC	16,501	136,299
First Abu Dhabi Bank PJSC	20,908	122,268

(Cost $267,543)		365,105

TOTAL COMMON STOCKS
(Cost $18,393,361)		17,089,107

PREFERRED STOCKS - 2.2%
Brazil - 1.6%
Banco Bradesco SA	24,961	107,985
Cia Energetica de Minas Gerais	6,782	16,674
Gerdau SA	5,359	32,989
Itau Unibanco Holding SA	22,652	125,053

(Cost $272,124)		282,701

Chile - 0.4%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $30,787)	639	68,307

Colombia - 0.1%
Bancolombia SA
(Cost $15,491)	2,197	24,612

South Korea - 0.1%
LG Chem Ltd.	38	8,969
LG Household & Health Care Ltd.	11	3,587

(Cost $16,602)		12,556

TOTAL PREFERRED STOCKS
(Cost $335,004)		388,176

	Principal Amount	Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR 4,500	58
Series N3, 5.50%, 6/3/24	INR 12,383	156

(Cost $64)		214

WARRANTS - 0.0%

	Number of Shares	Value
Thailand - 0.0%
BTS Group Holdings PCL*, expires 9/5/22	1,525	8
BTS Group Holdings PCL*, expires 11/7/24	3,050	41
BTS Group Holdings PCL*, expires 11/20/26	6,100	69

TOTAL WARRANTS
(Cost $0)		118

EXCHANGE-TRADED FUNDS - 0.0%
iShares ESG Aware MSCI EM ETF
(Cost $6,796)	205	7,052

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
(Cost $9,208)	9,208	9,208

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
(Cost $16,330)	16,330	16,330

TOTAL INVESTMENTS - 100.0%
(Cost $18,760,763)		17,510,205
Other assets and liabilities, net - 0.0%		6,567

NET ASSETS - 100.0%		$17,516,772

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
79,911	—	(70,703) (e)	—	—	131	—	9,208	9,208
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
149,313	1,724,394	(1,857,377)	—	—	25	—	16,330	16,330

229,224	1,724,394	(1,928,080)	—	—	156	—	25,538	25,538

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $110,202, which is 0.6% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $104,087.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At May 31, 2022 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$3,723,604	21.3%
Information Technology	3,495,025	20.0
Communication Services	2,680,345	15.3
Consumer Discretionary	2,165,582	12.4
Materials	1,350,281	7.7
Consumer Staples	974,618	5.6
Industrials	949,756	5.4
Energy	837,908	4.8
Health Care	621,448	3.6
Utilities	341,745	2.0
Real Estate	337,303	1.9

Total	$17,477,615	100.0%

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MSCI Emerging Markets Index Future	USD	1	$51,735	$53,165	6/17/2022	$1,430

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$17,082,959	$—	$6,148	$17,089,107
Preferred Stocks (a)	388,176	—	—	388,176
Corporate Bonds	—	214	—	214
Warrants	118	—	—	118
Exchange-Traded Funds	7,052	—	—	7,052
Short-Term Investments (a)	25,538	—	—	25,538
Derivatives (b)
Futures Contracts	1,430	—	—	1,430

TOTAL	$17,505,273	$214	$6,148	$17,511,635

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended May 31, 2022, the amount of transfers from Level 1 to Level 3 was $749,955, and between Level 3 to Level 1 was $243. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EMSG-PH3

R-089711-1 (5/24) DBX005195 (5/24)